SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Total revenues	$ 446,301	$ 238,685
Shrimp Sales [Member]
Product Information [Line Items]
Total revenues	146,301	238,685
Technology and Equipment Services [Member]
Product Information [Line Items]
Total revenues	$ 300,000